UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Investure, LLC
Address:  126 Garrett Street, Suite J
          Charlottesville, VA 22902

Form 13F File Number: 028-13653

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Edward P. Meissner
Title:      Chief Operating Officer and Chief Compliance Officer
Phone:      434-220-0280

Signature, Place, and Date of Signing:

     /s/ Edward P. Meissner     Charlottesville, VA           08-13-2010
     ----------------------     -------------------           ----------
          [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
--------------------     --------------------------------
28-07760                 Cardinal Capital Management, LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:            3

Form 13F Information Table Value Total:  $   121,018
                                         -----------
                                         (thousands)

List of Other Included Managers:

No.       Form 13F File Number          Name
----      --------------------          -------------------------------------

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------- ---------- --------  ----------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE     SHRS OR   SH/  PUT/ INVESTMENT  OTHER    ----------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
-----------------------------  --------------  ---------  --------  ---------  ---- ---- ---------- --------  ------- -------  ----
ISHARES TR INDEX               MSCI EAFE IDX   464287465   73,284   1,575,655  SH        SOLE               1,575,655
ISHARES TR INDEX               MSCI EMERG MKT  464287234   45,075   1,207,799  SH        SOLE               1,207,799
SPDR TR                        UNIT SER 1      78462F103    2,659      25,756  SH        SOLE                  25,756